UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320
         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 4, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $61,233 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2931    44745 SH       SOLE                    44745
ACCENTURE LTD                  COM              G1151C101     4391    66030 SH       SOLE                    66030
APPLE INC COM                  COM              037833100     5176     9727 SH       SOLE                     9727
BED BATH & BEYOND INC          COM              075896100     1180    21100 SH       SOLE                    21100
BERKSHIRE HATHAWAY 'B'         COM              084670702     4029    44920 SH       SOLE                    44920
CHECK POINT                    COM              M22465104     3740    78495 SH       SOLE                    78495
DISCOVERY COMM.                COM              25470f302     2777    47475 SH       SOLE                    47475
EBAY INC COM                   COM              278642103     1710    33535 SH       SOLE                    33535
EXPRESS SCRIPTS                COM              30219g108     3063    56723 SH       SOLE                    56723
FRANKLIN RES INC               COM              354613101     3566    28368 SH       SOLE                    28368
GILEAD SCIENCES                COM              375558103     2548    34685 SH       SOLE                    34685
GOOGLE INC CL A                COM              38259P508     4418     6245 SH       SOLE                     6245
GRAINGER WW                    COM              384802104     1437     7103 SH       SOLE                     7103
MCKESSON CORP                  COM              58155Q103     3175    32745 SH       SOLE                    32745
MICROS SYS INC.                COM              594901100     2263    53315 SH       SOLE                    53315
MICROSOFT                      COM              594918104     3014   112832 SH       SOLE                   112832
NIKE INC CLASS B               COM              654106103     2705    52419 SH       SOLE                    52419
QUALCOMM                       COM              747525103     2955    47765 SH       SOLE                    47765
VARIAN MED SYS                 COM              92220P105     1440    20500 SH       SOLE                    20500
VISA INC                       COM              92826C839     4716    31115 SH       SOLE                    31115